Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Components of Income Taxes

The components of pre-tax income, generally based on the jurisdiction of the legal entity, were as follows:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Components of pre-tax income
Domestic	$(185,391)	$(1,077,917)	$(42,530)
Foreign	80,907	261,120	21,042

	$(104,484)	$(816,797)	$(21,488)

Summary of Provision for Income Tax Relating to Continuing Operations

The provision for income taxes relating to continuing operations consists of the following:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Current portion:
Federal	$19,822	$7,383	$1,812
State and Local	10,902	6,757	2,772
Non U.S.	19,937	23,062	18,813
Total current	50,661	37,202	23,397
Deferred portion:
Federal	(62,557)	(224,424)	30,780
State and Local	(2,772)	(10,364)	889
Non U.S.	639	2,515	2,740

Total deferred	(64,690)	(232,273)	34,409
Total (benefit) provision for income taxes	$(14,029)	$(195,071)	$57,806

Summary of Income Taxes Relating to Continuing Operation and Statutory Federal Income Tax Rate

The provision for income taxes relating to continuing operations differs from amounts computed at the statutory federal income tax rate as follows:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Income tax provision at statutory federal income tax rate	$(36,569)	$(285,879)	$(7,521)
State income taxes, net of federal benefit	5,340	(246)	2,445
Impact of non U.S. taxing jurisdictions, net	5,565	(119)	(2,690)
Goodwill impairment	33,454	28,630	64,203
Impact of sale of business	(11,798)	(15,209)	—
Write off of Intercompany Debt	—	(16,315)	—
Tax loss attributable to non controlling interest	—	19,694	2,570
Excise tax penalties	4,333	—	—
Valuation allowance	(16,010)	72,261	—
Other, net	1,656	2,112	(1,201)

Total (benefit) provision for income taxes	$(14,029)	$(195,071)	$57,806

Summary of Deferred Tax Assets and Liabilities

The components of our deferred tax assets and liabilities are presented in the table below. Certain deferred tax balances as of December 31, 2012 have been revised to reflect actual amounts included in our return; such revisions were not material.

	As of December 31,
	2013	2012
	(Amounts in thousands)
Deferred tax assets:
Accrued expenses	$34,686	$97,743
Employee benefits other than pension	23,932	10,496
Deferred revenue	67,601	69,991
Pension obligations	18,613	39,720
Tax loss carryforwards	376,427	714,175
Non U.S. operations	33,315	10,236
Unrealized gains and losses	(6,794)	8,408
Incentive consideration	(1,101)	(791)
Tax credit carryforwards	29,312	8,341
TVL Common suspended loss	24,718	24,400
Other	14,531	15,277

Total deferred tax assets	615,240	997,996

Deferred tax liabilities:
Depreciation and amortization	(7,844)	(4,901)
Software developed for internal use	(190,362)	(149,242)
Intangible assets	(89,895)	(119,585)
Write off of Intercompany Debt	—	(410,289)
Currency translation adjustment	(8,085)	(9,243)

Total deferred tax liabilities	(296,186)	(693,260)
Valuation allowance	(253,082)	(282,091)

Net deferred tax asset	$65,972	$22,645

Summary of Reconciliation of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Balance at beginning of year	$54,016	$39,080	$38,072
Additions for tax positions taken in the current year	10,874	16,367	3,016
Additions for tax positions of prior years	5,572	3,584	1,050
Reductions for tax positions of prior years	(196)	(3,113)	(1,691)
Reductions for tax positions of expired statute of limitations	(3,573)	(1,902)	(1,367)
Settlements	(5,452)	—	—

Balance at end of year	$61,241	$54,016	$39,080